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                             UNITED STATES            OMB APPROVAL
                  SECURITIES AND EXCHANGE COMMISSION  OMB Number:    3235-0582
                         WASHINGTON, DC 20549         Expires:  April 30, 2009
                                                      Estimated average burden
                               FORM N-PX              hours per response..14.4

     ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                          INVESTMENT COMPANY


Investment Company Act file number 811-07717
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Diversified Investors Strategic Variable Funds
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               (Exact name of registrant as specified in charter)

4 Manhattanville Road, Purchase, N.Y. 10577
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   (Address of principal executive offices)                      (Zip code)

Robert F. Colby,
4 Manhattanville Road, Purchase, N.Y. 10577
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 914-697-8000
                                                    ---------------------------
Date of fiscal year end: December 31, 2007
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Date of reporting period: June 30, 2007
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******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-07717
Reporting Period: 07/01/2006 - 06/30/2007

=============== DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS ===============

Diversified Investors Short Horizon Strategic Variable Fund
Diversified Investors Intermediate Horizon Strategic Variable Fund Diversified Investors Intermediate Long Horizon Strategic Variable Fund

The above funds are "fund-of-funds" which are, indirectly, fully invested in various funds listed under the filing for "DIVERSIFIED INVESTORS PORTFOLIOS". No series of Diversified Investors Portfolios solicited proxies during the reporting period for this N-PX report.

For a complete record of each underlying portfolio's voting record, please refer to the Form N-PX filed on August 30, 2007 for Diversified Investors Portfolios, Investment Company Act # 811-08272; CIK # 0000917153.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Diversified Investors Strategic Variable Funds


By: /s/ John K. Carter
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John K. Carter, Chief Executive Officer
August 29, 2007